NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Innovators Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT J.P. Morgan US Technology Leaders Fund
Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT Bond Index Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Loomis Core Bond Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Loomis Short Term Bond Fund
Fund	NVIT Loomis Short Term High Yield Fund
NVIT Fidelity Institutional AM® Worldwide Fund	NVIT Mid Cap Index Fund
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Multi-Manager Small Company Fund
Calvert Equity Fund)	NVIT Nasdaq-100 Index Fund
NVIT Government Bond Fund	NVIT Putnam International Value Fund
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Invesco Small Cap Growth Fund	NVIT Small Cap Value Fund (formerly, NVIT Multi-
NVIT J.P. Morgan Digital Evolution Strategy Fund	Manager Small Cap Value Fund)
NVIT J.P. Morgan Equity and Options Total Return	NVIT Strategic Income Fund (formerly, NVIT
Fund (formerly, NVIT AQR Large Cap Defensive	Amundi Multi Sector Bond Fund)
Style Fund)	NVIT Victory Mid Cap Value Fund
NVIT J.P. Morgan Inflation Managed Fund

Supplement dated September 30, 2026
to the Statement of Additional Information (“SAI”) dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT J.P. Morgan U.S. Equity Fund

Effective immediately, the SAI is amended as follows:

1.
All references to, and information regarding, Shilpee Raina, CFA are deleted in their entirety.

2.
The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2026)
J.P. Morgan Investment Management Inc.
David Maccarrone, CFA	NVIT J.P. Morgan U.S. Equity Fund	None

3.
The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of June 30, 2026)
J.P. Morgan Investment Management Inc.

David Maccarrone, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE